Fair Value Measurements (Details) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Marketable securities	$ 10,881	$ 8,592
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	11,226
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Marketable securities	10,881	8,592
Fair Value, Inputs, Level 1 [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Cross-currency swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Interest rate swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Marketable securities	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	11,226
Fair Value, Inputs, Level 2 [Member] | Cross-currency swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	10,910
Fair Value, Inputs, Level 2 [Member] | Interest rate swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	316
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Marketable securities	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Cross-currency swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Interest rate swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	0
Cross-currency swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	0	10,910
Interest rate swap [Member]
Fair Value Of Liabilities Measured On Recurring Basis [Abstract]
Total Liabilities	$ 0	$ 316